iShares
®
Currency Hedged MSCI Japan ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  100.0%
iShares MSCI Japan ETF
(b)
.................. 6,182,478 $ 513,207,499
a
Total Long-Term Investments — 100.0%
(Cost: $446,052,682) ................................ 513,207,499
a
Short-Term Securities
Money Market Funds  —  1.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.11%
(a)(c)(d)
...................... 8,224,702 8,228,814
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.94%
(a)(c)
............................ 240,729 240,729
a
Total Short-Term Securities — 1.7%
(Cost: $8,468,757) .................................. 8,469,543
Total Investments — 101.7%
(Cost: $454,521,439) ................................ 521,677,042
Liabilities in Excess of Other Assets — (1.7)% ............... (8,475,342)
Net Assets — 100.0% ................................. $ 513,201,700
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 83,803,873  $ —  $ (75,579,860)
(a)
$ 8,571  $ (3,770) $ 8,228,814  8,224,702  $ 105,967
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 220,000  20,729
(a)
—  —  —  240,729  240,729  2,343  —
iShares MSCI Japan
ETF ......... 380,563,622  116,408,592  (7,518,978) 1,206,756  22,547,507  513,207,499  6,182,478  —  —
$ 1,215,327  $ 22,543,737
$ 521,677,042
$ 108,310  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 77,756,247,238 USD 497,480,788 Bank of America N.A. 12/02/25 $ 302,555
USD 440,826,959 JPY 67,725,709,238 Bank of America N.A. 12/02/25 7,257,552
USD 2,661,249 JPY 409,243,000 BNP Paribas SA 12/02/25 41,340
USD 13,524,455 JPY 2,077,994,000 JPMorgan Chase Bank N.A. 12/02/25 221,462
USD 38,444,061 JPY 5,906,328,000 Morgan Stanley & Co. International PLC 12/02/25 632,672
USD 10,673,770 JPY 1,636,973,000 State Street Bank & Trust Company 12/02/25 194,125

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Currency Hedged MSCI Japan ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,126,187 JPY 952,629,000 HSBC Bank PLC 01/05/26 $ 6,067
8,655,773
USD 499,237,863 JPY 77,756,247,238 Bank of America N.A. 01/05/26 (303,413)
USD 9,386,667 JPY 1,461,129,000 Morgan Stanley & Co. International PLC 01/05/26 (286)
(303,699)
$ 8,352,074
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 513,207,499  $ —  $ —  $ 513,207,499
Short-Term Securities
Money Market Funds ...................................... 8,469,543  —  —  8,469,543
$ 521,677,042  $ —  $ —  $ 521,677,042
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................ $ —  $ 8,655,773  $ —  $ 8,655,773
Liabilities
Foreign Currency Exchange Contracts ............................ —  (303,699) —  (303,699)
$ —  $ 8,352,074  $ —  $ 8,352,074
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
JPY Japanese Yen
USD United States Dollar